Expense Example, No Redemption - (Allspring Large Cap Value Fund - Classes A, C) - (Allspring Large Cap Value Fund) - Class C	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 160
Expense Example, No Redemption, 3 Years	515
Expense Example, No Redemption, 5 Years	894
Expense Example, No Redemption, 10 Years	$ 1,958